Related-Party Transactions (Schedule Of Cash Payments Made To (Received From) Related Parties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Federal income taxes	$ 56	$ 50
Texas margin tax	22	21
Total payments (receipts)	78	71
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes	45	59
Texas margin tax	22	21
Total payments (receipts)	67	80
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes		(19)
Total payments (receipts)		(19)
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes	11	10
Total payments (receipts)	$ 11	$ 10